Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

PERPETUAL AMERICAS FUNDS TRUST

(the “Trust”)

BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND

BARROW HANLEY CREDIT OPPORTUNITIES FUND

BARROW HANLEY EMERGING MARKETS VALUE FUND

BARROW HANLEY FLOATING RATE FUND

BARROW HANLEY INTERNATIONAL VALUE FUND

BARROW HANLEY TOTAL RETURN BOND FUND

BARROW HANLEY US VALUE OPPORTUNITIES FUND

JOHCM EMERGING MARKETS DISCOVERY FUND

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM INTERNATIONAL OPPORTUNITIES FUND

JOHCM INTERNATIONAL SELECT FUND

REGNAN SUSTAINABLE WATER AND WASTE FUND

TRILLIUM ESG GLOBAL EQUITY FUND

TRILLIUM ESG SMALL/MID CAP FUND

TSW CORE PLUS BOND FUND

TSW EMERGING MARKETS FUND

TSW HIGH YIELD BOND FUND

TSW LARGE CAP VALUE FUND

Supplement dated September 25, 2025 to the Statement of Additional Information

for Institutional, Advisor, Investor and Class Z Shares of the Trust

dated February 1, 2025

The table listing the Officers of the Trust included in the “Management of the Trust” section of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following to reflect such approval:

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Christopher Golden (1977)	President	President since September 2025	US General Counsel, Managing Director, US Fund Platform, Perpetual Group (2025 – present); Head of Legal, Risk & Compliance, US, Perpetual Group (2023 – 2025); US Legal Counsel, Perpetual Ltd. (2021 – 2023); Chief Compliance Officer and Legal Counsel, ExWorks Capital (2018 – 2021).	N/A	N/A

Max Kadis (1970)	Vice President	Since 2022	Operations Manager, the Adviser (2022 – present); Vice President BNY Mellon Asset Servicing (2006 – 2022).	N/A	N/A

John Stanziani (1972)	Treasurer and Vice President	Treasurer since July 2025, Vice President since August 2025	Operations Manager, the Adviser (2025 – present); Assistant Treasurer & Head of Financial Reporting, Hartford Funds (2015 – 2025).	N/A	N/A

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

David Lebisky (1972)	Chief Compliance Officer and Vice President	Chief Compliance Officer since 2021, Vice President since August 2025	Compliance Manager, the Adviser (March 2021 – present); President, Lebisky Compliance Consulting LLC (2015 – 2020).	N/A	N/A

Andrew Jolin (1983)	Secretary and Vice President	Secretary since 2024, Vice President since August 2025	Chief Compliance Officer, US, the Adviser (2021 – present); US Compliance Manager, J O Hambro Capital Management Limited (2017 – 2021).	N/A	N/A

[1]	The mailing address of each officer is 1 Congress Street, Suite 3101, Boston, Massachusetts 02114.

This Supplement should be retained for future reference.

2